Basis of Presentation and Our Divisions (Schedule of Segment Reporting Information, by Segment) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Net Revenue		$ 66,683	$ 66,415	$ 65,492
Operating Profit		9,581	9,705	9,112
FLNA
Segment Reporting Information [Line Items]
Net Revenue		14,502	14,126	13,574
Operating Profit	[1]	$ 4,054	3,877	3,646
Net Revenue, Percentage		22.00%
Operating Profit, Percentage		36.00%
QFNA
Segment Reporting Information [Line Items]
Net Revenue		$ 2,568	2,612	2,636
Operating Profit	[1]	$ 621	617	695
Net Revenue, Percentage		4.00%
Operating Profit, Percentage		6.00%
NAB
Segment Reporting Information [Line Items]
Net Revenue		$ 20,171	20,083	20,428
Operating Profit	[1]	$ 2,421	2,580	2,569
Net Revenue, Percentage		32.00%
Operating Profit, Percentage		26.00%
Latin America
Segment Reporting Information [Line Items]
Net Revenue		$ 9,425	9,335	8,761
Operating Profit	[1]	$ 1,636	1,617	1,427
Net Revenue, Percentage		12.00%
Operating Profit, Percentage		11.00%
ESSA
Segment Reporting Information [Line Items]
Net Revenue		$ 13,399	13,828	13,506
Operating Profit	[1]	$ 1,389	1,327	1,361
Net Revenue, Percentage		20.00%
Operating Profit, Percentage		12.00%
AMENA
Segment Reporting Information [Line Items]
Net Revenue		$ 6,618	6,431	6,587
Operating Profit	[1]	$ 985	1,140	716
Net Revenue, Percentage		10.00%
Operating Profit, Percentage		9.00%
Total Division
Segment Reporting Information [Line Items]
Operating Profit	[1]	$ 11,106	11,158	10,414
Corporate Unallocated Mark-To-Market Net Impact Gains (Losses)
Segment Reporting Information [Line Items]
Operating Profit		(68,000)	(72,000)	65,000
Corporate Unallocated Restructuring and Impairment Charges
Segment Reporting Information [Line Items]
Operating Profit		(41,000)	(11,000)	(10,000)
Corporate Unallocated Pension Lump Sum Settlement Charges [Domain]
Segment Reporting Information [Line Items]
Operating Profit		(141,000)	0	(195,000)
Corporate Unallocated Venezuela Currency Devaluation
Segment Reporting Information [Line Items]
Operating Profit		(126,000)	(124,000)	0
Corporate Unallocated Other
Segment Reporting Information [Line Items]
Operating Profit		$ (1,149,000)	$ (1,246,000)	$ (1,162,000)

[1]	For information on the impact of restructuring and impairment charges on our divisions, see Note 3 to our consolidated financial statements. See also Note 15 to our consolidated financial statements for more information on our transaction with Tingyi and refranchising of our beverage business in Vietnam in our AMENA segment.